Property and Equipment	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Property and Equipment
12.	PROPERTY AND EQUIPMENT
Property and equipment and related depreciation are summarized in the table below:

Cost	Buildings	Building Improvements	Furniture, Equipment, and Other	Leasehold Improvements	Total
Balance, December 31, 2017	$674	$2,086	$924	$2,308	$5,992
Additions	—	563	1,638	7,674	9,875
Acquisitions (Note 14)	—	—	312	4,210	4,522

Balance, December 31, 2018	$674	$2,649	$2,874	$14,192	$20,389
Additions	7,487	1,983	4,273	9,289	23,032
Cannex acquisition (Note 14)	—	—	297	933	1,230
Other acquisitions (Note 14)	—	—	60	204	264

Balance, December 31, 2019	$8,161	$4,632	$7,504	$24,618	$44,915

Accumulated Depreciation
Balance, December 31, 2017	$—	$—	$59	$39	$98
Depreciation	12	174	115	141	442

Balance, December 31, 2018	$12	$174	$174	$180	$540
Depreciation	101	305	763	1,384	2,553

Balance, December 31, 2019	$113	$479	$937	$1,564	$3,093

Net book value
January 1, 2018	$674	$2,086	$865	$2,269	$5,894
December 31, 2018	$662	$2,475	$2,700	$14,012	$19,849
December 31, 2019	$8,048	$4,153	$6,567	$23,054	$41,822
Approximately $41,000 of property and equipment is secured by LI Lending as collateral on the LI Lending note (Note 16). There were no significant contractual commitments for future capital expenditures as of December 31, 2019 and 2018.
Depreciation expense for the year ended December 31, 2019 and 2018 was $3,394 and $442 respectively. For the year ended December 31, 2019, depreciation expense includes $841 of depreciation relating to ROU assets in 2019 (Note 15). Depreciation of $1,009 and $155 was included in cost of goods sold for the years ended December 31, 2019 and 2018, respectively.